Janus Henderson Global Real Estate Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.7%
Capital Markets – 0.1%
HMC Capital Ltd	85,843	$521,308
Diversified Telecommunication Services – 0.7%
Cellnex Telecom SAž,*	86,000	2,710,645
Equity Real Estate Investment Trusts (REITs) – 5.2%
Activia Properties Inc	1,312	2,732,702
British Land Co PLC	605,000	2,716,302
KDX Realty Investment Corp	3,568	3,379,619
Merlin Properties Socimi SA	370,000	3,894,729
Stockland	1,494,700	4,445,215
United Urban Investment Corp	1,660	1,482,279
		18,650,846
Health Care Real Estate Investment Trusts (REITs) – 7.4%
Sabra Health Care Inc	475,228	8,230,949
Ventas Inc	160,466	9,449,843
Welltower Inc	72,760	9,169,943
		26,850,735
Hotel & Resort Real Estate Investment Trusts (REITs) – 3.0%
Invincible Investment Corp	11,682	4,892,922
Ryman Hospitality Properties Inc	55,392	5,779,601
		10,672,523
Industrial Real Estate Investment Trusts (REITs) – 17.0%
EastGroup Properties Inc	57,297	9,195,596
First Industrial Realty Trust Inc	150,235	7,531,281
Goodman Group	539,915	11,912,680
Lineage Inc#	131,435	7,698,148
Mapletree Logistics Trust	2,993,300	2,781,323
Prologis Inc	109,669	11,592,013
Segro PLC	380,000	3,334,274
STAG Industrial Inc	136,927	4,630,871
Tritax Big Box REIT PLC	1,600,000	2,657,097
		61,333,283
Office Real Estate Investment Trusts (REITs) – 5.9%
Boston Properties Inc	108,493	8,067,539
Dexus	340,990	1,405,601
Helical PLC	550,000	1,186,318
Highwoods Properties Inc	174,414	5,333,580
Kilroy Realty Corp	128,897	5,213,884
		21,206,922
Real Estate Management & Development – 15.7%
Capitaland Investment Ltd/Singapore	2,323,000	4,451,992
CBRE Group Inc*	34,459	4,524,122
China Resources Land Ltd	1,789,500	5,196,491
Corp Inmobiliaria Vesta SAB de CV (ADR)	133,094	3,407,206
CTP NVž	122,000	1,876,654
Fastighets AB Balder - Class B*	466,000	3,234,482
Hongkong Land Holdings Ltd*	1,016,500	4,520,051
LEG Immobilien AG	31,602	2,677,224
Mitsubishi Estate Co Ltd	357,851	4,936,287
Mitsui Fudosan Co Ltd	944,900	7,514,815
Sun Hung Kai Properties Ltd	496,000	4,767,702
VGP NV	26,571	1,962,606
Vonovia SE	210,000	6,372,341
Wharf Real Estate Investment Co Ltd	551,000	1,409,291
		56,851,264
Residential Real Estate Investment Trusts (REITs) – 15.0%
American Homes 4 Rent LP	286,247	10,711,363
AvalonBay Communities Inc	53,612	11,793,032
Canadian Apartment Properties	281,834	8,359,134
Comforia Residential Inc	1,528	2,696,501
Equity LifeStyle Properties Inc	128,718	8,572,619
UDR Inc	229,663	9,969,671
UNITE Group PLC	212,000	2,136,663
		54,238,983

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Retail Real Estate Investment Trusts (REITs) – 13.8%
CapitaLand Mall Trust	2,675,800	$3,779,852
Federal Realty Investment Trust	86,328	9,664,419
Hammerson PLC	549,000	1,921,037
Japan Retail Fund Investment Corp	5,857	3,354,924
Macerich Co	324,510	6,464,239
Realty Income Corp	333,725	17,824,252
Scentre Group	1,657,854	3,524,088
Unibail-Rodamco-Westfield*	46,160	3,463,160
		49,995,971
Specialized Real Estate Investment Trusts (REITs) – 14.9%
Equinix Inc	27,429	25,862,530
Keppel DC	2,013,200	3,214,395
Public Storage	57,227	17,136,053
Safestore Holdings PLC	233,365	1,876,998
SBA Communications Corp	28,652	5,839,277
		53,929,253
Total Common Stocks (cost $347,098,526)		356,961,733
Investment Companies – 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $2,805,766)	2,805,204	2,805,766
Investments Purchased with Cash Collateral from Securities Lending – 1.4%
Investment Companies – 1.3%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	4,731,648	4,731,648
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 1/2/25	$426,912	426,912
Total Investments Purchased with Cash Collateral from Securities Lending (cost $5,158,560)		5,158,560
Total Investments (total cost $355,062,852) – 100.9%		364,926,059
Liabilities, net of Cash, Receivables and Other Assets – (0.9)%		(3,424,435)
Net Assets – 100%		$361,501,624

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$228,219,151	62.6%
Japan	30,990,049	8.5
Australia	21,808,892	6.0
United Kingdom	15,828,689	4.3
Singapore	14,227,562	3.9
Hong Kong	10,697,044	2.9
Germany	9,049,565	2.5
Canada	8,359,134	2.3
Spain	6,605,374	1.8
China	5,196,491	1.4
France	3,463,160	1.0
Mexico	3,407,206	0.9
Sweden	3,234,482	0.9
Belgium	1,962,606	0.5
Netherlands	1,876,654	0.5
Total	$364,926,059	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$1,857,946	$21,631,287	$(20,683,466)	$(65)	$64	$2,805,766	2,805,204	$23,655

Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 1.3%
Investment Companies - 1.3%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	$4,537,152	$16,272,243	$(16,077,747)	$-	$-	$4,731,648	4,731,648	$2,540 ∆
Total Affiliated Investments - 2.1%
	$6,395,098	$37,903,530	$(36,761,213)	$(65)	$64	$7,537,414	7,536,852	$26,195

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2024 is $4,587,299, which represents 1.3% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Health Care Real Estate Investment Trusts (REITs)	$26,850,735	$-	$-
Hotel & Resort Real Estate Investment Trusts (REITs)	5,779,601	4,892,922	-
Industrial Real Estate Investment Trusts (REITs)	40,647,909	20,685,374	-
Office Real Estate Investment Trusts (REITs)	18,615,003	2,591,919	-
Real Estate Management & Development	12,451,379	44,399,885	-
Residential Real Estate Investment Trusts (REITs)	49,405,819	4,833,164	-
Retail Real Estate Investment Trusts (REITs)	33,952,910	16,043,061	-
Specialized Real Estate Investment Trusts (REITs)	48,837,860	5,091,393	-
All Other	-	21,882,799	-
Investment Companies	-	2,805,766	-
Investments Purchased with Cash Collateral from Securities Lending	-	5,158,560	-
Total Assets	$236,541,216	$128,384,843	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70228 02-25